Provision For Income Taxes And Deferred Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Unrecognized tax benefits	$ 15,500	$ 7,500
Unrecognized tax benefits income tax penalties expense	600	500
Unrecognized tax benefits Interest on income taxes expense	500	200
Deferred tax relating to items credited (charged) directly to equity	1,504	292
Increase (decrease) through business combinations, deferred tax liability (asset)	1,000
Deferred tax liability (asset)	45,699	21,451	$ 4,459
Adoption IFRS 16 [member]
Statements [Line Items]
Deferred tax relating to items credited (charged) directly to equity	300	400
Deferred tax asset share based compensation [member]
Statements [Line Items]
Deferred tax relating to items credited (charged) directly to equity	200	100
Canadian non-capital losses carried forward [member]
Statements [Line Items]
Operating loss carryforward	0	$ 1,700
Deferred tax assets valuation allowance	55,600
State and Local Jurisdiction [member]
Statements [Line Items]
Operating loss carryforward	78,700
Deferred tax assets valuation allowance	$ 25,900
State and Local Jurisdiction [member] | Bottom of range [member]
Statements [Line Items]
Operating loss carry forward expiration year	2038	2038
State and Local Jurisdiction [member] | Top of range [member]
Statements [Line Items]
Operating loss carry forward expiration year	2040	2039
U.S. federal country [member]
Statements [Line Items]
Operating loss carryforward	$ 31,000	$ 12,300
Deferred tax assets valuation allowance	7,600
U.S. federal country [member] | Deferred tax asset share based compensation [member]
Statements [Line Items]
Operating loss carryforward		$ 900
Deferred tax asset payable to shareholders [member]
Statements [Line Items]
Deferred tax liability (asset)	800
Deferred tax asset share based compensation reserve [member]
Statements [Line Items]
Deferred tax liability (asset)	$ 100